Non-adjusting events after the reporting period	12 Months Ended
Dec. 31, 2025
Non-adjusting events after the reporting period
Non-adjusting events after the reporting period

35Non-adjusting events after the reporting period

There were no significant events for which disclosures or adjustments are required after December 31, 2025, except for the dividend declaration disclosed in Note 26(d).